Financial instruments (Details 1) - Recurring fair value measurement [member] - INR (₨) ₨ in Millions		Mar. 31, 2023	Mar. 31, 2022
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ 1,095	₨ 1,427
Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		38,180	16,751
Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		71	201
FVTOCI - Financial asset		281	999
Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		994
Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	378	386
Level 1 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 1 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		38,180	16,751
Level 1 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		70	200
FVTOCI - Financial asset		281	999
Level 1 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		994
Level 1 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	0	0
Level 2 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	1,095	1,427
Level 2 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
FVTOCI - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		0
Level 2 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	0	0
Level 3 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 3 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		1	1
FVTOCI - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		0
Level 3 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	₨ 378	₨ 386

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives which are valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.
[2]	Fair value of these instruments is determined based on independent valuation report, which considers net asset value method.